TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	AS AT DECEMBER 31,
	2024	2023
Current
Trade payables(i)	2,396	1,862
Accruals (ii)	6,392	7,656
Indirect taxes	1,342	1,180
Other payables	75	95
	10,205	10,793
(i)Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(ii)Included in accruals are $2,632 (2023: $4,709) related to financial liabilities which is comprised of accrued media partnership costs and other unbilled operational expenses.